Stock Option Plan - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2022 shares $ / shares	Jan. 31, 2021 Dividends shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year | shares	4,503,122	3,790,104
Number of stock options, granted | shares	513,300	1,658,100
Number of stock options, forfeited/cancelled | shares	(38,350)	(226,850)
Number of stock options, exercised	(1,668,032)	(718,232)
Number of stock options, outstanding at end of year | shares	3,310,040	4,503,122
Weighted average exercise price, outstanding at beginning of year	$ 38.28
Weighted average exercise price, outstanding at end of year	48.90	$ 38.28
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, outstanding at beginning of year	38.28	42.32
Weighted average exercise price, granted	109.88	26.89
Weighted average exercise price, forfeited/cancelled	50.14	44.42
Weighted average exercise price, exercised	$ 38.96	26.03
Weighted average exercise price, outstanding at end of year		$ 38.28